Reporting Entity and description of business, Significant Transactions (Details)																1 Months Ended			12 Months Ended
	Oct. 28, 2024 USD ($)	Sep. 12, 2024 USD ($)	Jul. 30, 2024 MXN ($)	May 14, 2024 USD ($)	Apr. 09, 2024 MXN ($)	Mar. 26, 2024 USD ($)	Mar. 20, 2024 shares	Feb. 26, 2024 USD ($)	Feb. 01, 2024 USD ($)	Jan. 26, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 05, 2024 MXN ($)	Sep. 14, 2023 MXN ($)	Aug. 22, 2023 MXN ($)	Feb. 28, 2023 MXN ($) ManzanaSquareMeter	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 MXN ($) Tranche shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($) shares	Oct. 17, 2024 USD ($)	Sep. 30, 2024 USD ($)	May 26, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 27, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 24, 2023 USD ($)	May 31, 2023 USD ($)	Mar. 31, 2023 MXN ($)	Mar. 31, 2023 USD ($)	Jul. 11, 2022 USD ($)
Significant transactions [Abstract]
Credit line																								$ 18,149,309
Proceeds from borrowings																			$ 8,964,217,491	$ 2,116,176,076	$ 2,237,181,037
Annual interest rate																								15.00%
Percentage of shares original shareholder obtained							87.20%
Warrants outstanding (in shares) | shares							16,875,000												16,812,123			16,812,123
Listing expense																			$ 917,366,970	0	$ 0
Impact of business combination additional paid in capital																			713,581,752
Loans																			$ 11,174,200,426	6,682,672,814
Number of tranches | Tranche																			2
Additional paid-in capital [Member]
Significant transactions [Abstract]
Impact of business combination additional paid in capital																			$ 713,581,752
Beach Club [Member]
Significant transactions [Abstract]
Acquisition cost																																$ 171,000,000	$ 9,400,000
Disbursement for land																		$ 8,000,000
Disbursement for construction																$ 7,000,000	$ 5,000,000
HCM Acquisition Corp [Member]
Significant transactions [Abstract]
Percentage of shares original shareholder obtained							87.20%
Ordinary shares outstanding (in shares) | shares							79,242,873
Warrants outstanding (in shares) | shares							16,875,000
Percentage of shares obtained by sponsor							11.10%
Percentage of shares vendors obtained							1.60%
Percentage of shares remaining sponsor obtained							0.10%
Listing expense																			878,472,187
Net liabilities																			139,024,296
Business combination transaction cost																			64,760,922
HCM Acquisition Corp [Member] | Additional paid-in capital [Member]
Significant transactions [Abstract]
Impact of business combination additional paid in capital																			$ 674,686,969
Lote 1 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															4,117.88
Lote 2 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															6,294.08
Lote 3 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															4,117.88
Lote 4 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															10,015.68
Lote 5 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															11,986.53
Lote 6 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															2,912.02
Lote 7 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															568.51
Lote 8 [Member]
Significant transactions [Abstract]
Area of land for lease | ManzanaSquareMeter															635.25
Finamo [Member]
Significant transactions [Abstract]
Proceeds from borrowings											$ 26,000,000	$ 350,000,000
Annual interest rate											15.00%	17.00%
Loans												$ 350,000,000
Finamo [Member] | Beach Club [Member]
Significant transactions [Abstract]
Lease term															48 months
Lease agreement amount															$ 350,000,000
Operadora Hotelera GI, S. A. de C. V. [Member]
Significant transactions [Abstract]
Lease term			60 months
Rent payment			$ 40,226,116
Value added tax			16.00%
S. A. de C. V. [Member]
Significant transactions [Abstract]
Credit line						$ 1,500,000																						$ 2,000,000
Maturity date					6 months														November 5, 2025
Proceeds from borrowings					$ 100,000,000
Annual interest rate																											22.00%
S. A. de C. V. [Member] | Minimum [Member]
Significant transactions [Abstract]
Extended maturity date					Dec. 03, 2024
S. A. de C. V. [Member] | Maximum [Member]
Significant transactions [Abstract]
Extended maturity date					Nov. 05, 2025
Exitus [Member]
Significant transactions [Abstract]
Credit line																						$ 2,500,000
Proceeds from borrowings						311,000		$ 316,000		$ 70,000
ALG [Member]
Significant transactions [Abstract]
Annual interest rate																																10.00%	10.00%
ALG [Member] | Beach Club [Member]
Significant transactions [Abstract]
Maturity date																		December 1, 2030
Annual interest rate																																10.00%	10.00%
Principal amount																																	$ 20,000,000
Bancomext [Member]
Significant transactions [Abstract]
Credit line																	$ 75,000,000														$ 100,000,000
Sofoplus [Member]
Significant transactions [Abstract]
Credit line																						15,000,000
Payment of loans														$ 57,593,160
Exitus Capital [Member]
Significant transactions [Abstract]
Credit line																						$ 2,500,000		$ 2,434,012
Payment of loans													$ 75,130,254
Loans						$ 311,000		$ 316,000		$ 70,000										$ 18,391,571					$ 374,000	$ 325,000			$ 1,088,677
Principal amount													$ 200,000,000
Fideicomiso Murano [Member]
Significant transactions [Abstract]
Credit line																														$ 35,000,000				$ 34,811,150
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member]
Significant transactions [Abstract]
Credit line																														10,000,000
Sabadell, S.A. Institucion de Banca Multiple ("Sabadell") [Member] | SOFR [Member]
Significant transactions [Abstract]
Interest rate spread																			4.0116%			4.0116%
Syndicated Secured Mortgage Loan [Member]
Significant transactions [Abstract]
Credit line																						$ 30,000,000								$ 45,000,000
Maturity date																			February 5, 2033
Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Significant transactions [Abstract]
Credit line																						$ 160,000,000
Syndicated Secured Mortgage Loan [Member] | SOFR [Member]
Significant transactions [Abstract]
Interest rate spread																														4.0116%
Tranche C [Member]
Significant transactions [Abstract]
Credit line																														$ 10,000,000
Proceeds from borrowings				$ 4,000,000					$ 6,000,000
Percentage of shares original shareholder obtained					60.00%
Loan commitment																											$ 6,000,000
NAFIN [Member]
Significant transactions [Abstract]
Credit line	$ 54,942,059																						$ 70,378,287
Maturity date																			October 28, 2027
Proceeds from borrowings	$ 54,942,059
NAFIN [Member] | SOFR [Member] | First Year [Member]
Significant transactions [Abstract]
Interest rate spread	3.75%
NAFIN [Member] | SOFR [Member] | Second Year [Member]
Significant transactions [Abstract]
Interest rate spread	4.00%
NAFIN [Member] | SOFR [Member] | Third Year [Member]
Significant transactions [Abstract]
Interest rate spread	4.25%
Secured Senior Notes [Member]
Significant transactions [Abstract]
Payment of loans		$ 300,000,000